Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders
2.	NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share and per share data):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2016	2015	2016	2015
Net loss	$(4,148)	$(3,397)	$(14,966)	$(7,618)
Weighted-average number of common shares-basic and diluted	7,759,630	5,796,091	6,856,876	5,644,587
Net loss per common share-basic and diluted	$(0.53)	$(0.59)	$(2.18)	$(1.35)

Because the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share.

The following potentially dilutive securities outstanding, prior to the use of the treasury stock method or if-converted method, have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported:

	For the Three and Nine Months Ended September 30,
	2016	2015
Preferred stock	—	1,000,000
Common stock warrants	153,347	1,181,776
Stock options	718,065	485,481

Upon the closing of the initial public offering, all outstanding shares of the Company’s 1,000,000 shares of preferred stock automatically converted into 250,000 shares of the Company’s common stock.

2.	NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share and per share data):

	Year Ended December 31,
	2014	2015
Net loss	$(9,712)	$(11,564)
Weighted-average number of common shares-basic and diluted	3,118,344	5,682,799
Net loss per common share-basic and diluted	$(3.11)	$(2.03)

Because the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share.

The following potentially dilutive securities outstanding, prior to the use of the treasury stock method or if-converted method, have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported:

	Year Ended December 31,
	2014	2015
Preferred stock	1,000,000	1,000,000
Common stock warrants	1,117,663	1,181,776
Stock options	—	610,481